Risks and concentration	12 Months Ended
Dec. 31, 2014
Risks and concentration [Abstract]
Risks and concentration
3.	Risks and concentration

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, short-term investments, accounts receivable, net and other receivables.

The Group expects that there is no significant credit risk associated with cash and cash equivalents and short-term investments, which were held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries, the VIEs and VIEs' subsidiaries are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

Accounts receivable results primarily from using third party online payment platforms to collect payments from customers in the PRC. The aging of most accounts receivable is within one week. Although accounts receivable is generally unsecured, the risk is considered to be low.

Concentration of customers and suppliers

There are no customers or suppliers from whom revenue or purchases individually represent greater than 10% of the total revenues or the total purchases for the periods presented.

Foreign currency risk

The Group's operating transactions and its assets and liabilities are mainly denominated in RMB, which is not freely convertible into foreign currencies. The Group's cash and cash equivalents and short-term investments denominated in RMB that are subject to such government controls amounted to US$112,435 and US$215,085 as of December 31, 2013 and 2014, respectively. The value of the RMB is subject to changes by the central government policies and international economic and political developments that affect the supply and demand of RMB in the foreign exchange market. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People's Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.